Property and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 292.3	$ 338.7	$ 339.0